Business Combination	6 Months Ended
Jun. 30, 2026
Business Combination [Abstract]
Business Combination

NOTE 4:- BUSINESS COMBINATION

On June 3, 2026, NeuroThera closed the CliniQ Transaction and acquired 54.01% interest in CliniQ. The purchase consideration for the acquisition was in the form of share issuance of 56,600,000 common shares in the capital of NeuroThera as well as the Earn-Out Liability, payable in cash and/or common shares of NeuroThera at the sole discretion of NeuroThera, contingent upon the achievement of certain milestones.

Utilizing the purchase accounting principles, NeuroThera determined that on the investment date there was an estimated preliminary excess investment basis of $10,320. While NeuroThera used its best estimates and assumptions as part of this allocation process to accurately value the investee’s assets and liabilities, these estimates are inherently uncertain and subject to refinement. The authoritative guidance allows a measurement period of up to one year from the date of investment to make adjustments to these preliminary allocations.

The earn out liabilities are based on these milestones and assumptions:

Patent submissions – payment of $500 for each of the first three patent applications up to $1,500, assuming all applications will be submitted within 12 months with a discount rate of 5%.

Financing – according to the financing milestone, NeuroThera will pay 7% from each equity funding and up to $1,000 to the selling shareholders, NeuroThera estimates the completion of a financing of $2,500 each year. Discount rate of 25%.

There are no significant changes in the fair value of the earn-out liability from June 3 to June 30.

The following table presents total consideration paid by the Company to acquire the equity interests in CliniQ:

Issuance of 56,600,000 common shares	$4,512
Earn out liability - milestone of patent submission	1,426
Earn out liability - milestone of financing	563
$6,501

The following table summarizes allocation of the purchase price to the identifiable assets acquired and liabilities assumed as of the acquisition date.

Cash and cash equivalents	120
Other receivables	5
Technology	7,320
Trade payables	(25)
Related party payable	(79)
Net identifiable assets and liabilities acquired	$7,341
Non-controlling interest	(3,840)
Goodwill	3,000
Total consideration transferred	$6,501

The estimated useful lives of the acquired technology is 7 years. Goodwill is not deductible for income tax purposes.